SHARE CAPITAL - Disclosure of detailed information about outstanding stock options (Details) - Share	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity Outstanding	9,028,904	8,833,194	7,709,746
Weighted Average Remaining Contractual Life (years)	7 years 6 months
Number of share options exercisable in share-based payment arrangement	6,473,114
$0.30-$1.48 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity Outstanding	1,440,599
Weighted Average Remaining Contractual Life (years)	4 years 8 months 12 days
Number of share options exercisable in share-based payment arrangement	1,376,683
$1.49-$2.38 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity Outstanding	2,204,333
Weighted Average Remaining Contractual Life (years)	7 years 6 months
Number of share options exercisable in share-based payment arrangement	1,652,833
$2.39-$4.65 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity Outstanding	2,069,854
Weighted Average Remaining Contractual Life (years)	7 years 10 months 24 days
Number of share options exercisable in share-based payment arrangement	1,217,504
$4.66-$7.67 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity Outstanding	1,886,518
Weighted Average Remaining Contractual Life (years)	8 years 2 months 12 days
Number of share options exercisable in share-based payment arrangement	1,276,194
$7.68-$11.27 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity Outstanding	1,427,600
Weighted Average Remaining Contractual Life (years)	8 years 8 months 12 days
Number of share options exercisable in share-based payment arrangement	949,900